Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-10 - USD ($)	12 Months Ended
	Feb. 03, 2024	Apr. 01, 2025	Feb. 01, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 10, 2024
Aggregate Erroneous Compensation Amount	$ 609,613
Erroneous Compensation Analysis

Adjusted EBITDA Measure. The CMD Committee determined that adjusted EBITDA for 2023 was overstated by $81,089,497 as a result of the error correction, changing the overall payout under the adjusted EBITDA metric in the 2023 STI Plan from 60.47% to 51.59% of target. As a consequence of this reduction, payouts to Covered Officers under the 2023 STI Plan attributable to adjusted EBITDA were determined by the CMD Committee to be $3,541,659, rather than $4,151,272, in the aggregate, resulting in erroneously awarded compensation of $609,613.

Stock Price or TSR Estimation Method

rTSR Measure. The Company engaged a third party financial advisory firm to develop a reasonable estimate of the Company’s stock price absent the misstatements to help inform the CMD Committee whether there was erroneously awarded compensation under the 2021 – 2023 PRSU Plan. The advisory firm analyzed the misstated and corrected financial reports and identified stock price movement associated with the error correction using two methodologies:

1.	Event study analysis comparing the Company’s stock price movement against the S&P Retail Select Industry Index for the 2021 – 2023 PRSU awards at the time the corrected results were disclosed to evaluate performance attributable to the correction, and
2.	Fundamental analysis applying changes in business financials stemming from the correction to stock price using a constant multiples approach.

From these findings, the advisory firm calculated hypothetical payout using the but-for stock price (i.e., the estimated stock price absent the correction) and estimated clawback as the difference between actual and estimated payout but-for the correction. The firm’s analysis was not intended to be an exhaustive analysis of the stock price movement, but to conform to the Dodd-Frank clawback rule requirement that the amount of recoverable compensation (if any) must be based on a reasonable estimate of the effect of the accounting restatement on the stock price or total shareholder return upon which the incentive-based compensation was received.

Awards under the 2021 – 2023 PRSU Plan are earned at various percentages at varying rTSR levels from a threshold of 50% to a maximum of 150% of target award opportunity based on rTSR performance. Payouts do not fluctuate between the various payout percentage “buckets.” If Company TSR is negative, the payout is capped at 100%.

Awards for the 2021 – 2023 performance period were determined to have been earned at 125% of target based on Company performance that fell within a range of 60% to <70% relative to the peer group. The Company’s rTSR was 17.8% over the three-year performance period. Based on peer TSR and the bucket structure payout schedule, the Company’s stock price (but-for the restatement) would need to have been inflated by 17.8% to trigger a change in payout (due to the negative TSR cap feature).

Under the stock price event analysis, the advisory firm estimated the Company’s stock price drop after the correction based on varying measures of stock price movement and concluded the Company’s TSR would not have turned negative and would not have fallen below the 60th percentile, implying there was no erroneously awarded compensation.

Under the fundamental analysis, the advisory firm analyzed the impact of the correction on the Company’s adjusted earnings per share (EPS), adjusted EBITDA, revenue and diluted EPS and estimated resulting but-for TSR and but-for percentage ranking. The reductions in adjusted EPS, adjusted EBITDA and revenue from the error correction did not affect the but-for payouts, while the change in diluted EPS suggested a reduction in the but-for payout. However, the Company’s disclosures illustrate that it believes revenue and the adjusted earnings metrics are meaningful to assessment of the Company’s fundamental value by investors and analysts. Also, actual stock price movement under the event analysis was inconsistent with the drop implied by the diluted EPS analysis. Accordingly, the advisory firm concluded there was no erroneously awarded compensation under the fundamental methodology.

Based on the above, the CMD Committee determined there was no erroneously awarded compensation to Covered Officers under the 2021 – 2023 PRSU Plan as a result of the error correction.

Outstanding Aggregate Erroneous Compensation Amount	$ 609,613
Compensation Amount		$ 352,093	$ 609,613